COMMON STOCK	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Notes to Financial Statements
Note 7. COMMON STOCK

 The Company has authorized 150,000,000 shares of Common Stock, of which 10,699,990 and 4,437,346 shares were issued and outstanding as of September 30, 2013 and December 31, 2012, respectively.

January 2013 Financing

 On January 31, 2013 and February 1, 2013, the Company entered into underwriting agreements (collectively, the “Underwriting Agreements”) with Aegis Capital Corp. (“Aegis”), as a representative of several underwriters, with respect to the issuance and sale in an underwritten public offering by the Company of an aggregate of 1,567,833 shares of the Company’s Common Stock (including 204,500 shares sold pursuant to the over-allotment option), at a price to the public of $7.50 per share.  The net proceeds to the Company, after deducting the underwriting discount and other offering expenses payable by the Company, from the sale of the shares in the offering were approximately $10,626,000.  Subsequent to the offering, the Company used a portion of the net proceeds of the offering to pay off the Promissory Note issued to Platinum-Montaur Life Sciences, LLC (“Montaur”) in connection with the $20 million non-revolving draw credit facility with Montaur.  The Note will mature on August 31, 2017.  See Note 13.

June 2013 Financing

 On June 13, 2013, the Company entered into an underwriting agreement with Aegis, as a representative of several underwriters, with respect to the issuance and sale in an underwritten public offering by the Company of an aggregate of 4,628,750 shares of the Company’s Common Stock (including 603,750 shares sold pursuant to the over-allotment option), at a price to the public of $2.70 per share.  The net proceeds to the Company, after deducting the underwriting discount and other offering expenses payable by the Company, from the sale of the shares in the offering were approximately $11,338,000.

Stock Issued in Exchange for Services

 During the nine months ended September 30, 2013 and 2012, the Company issued 7,450 and 7,033 shares, respectively, of Common Stock with a fair value of $89,970 and $118,465, respectively, to vendors in exchange for their services.  Expenses associated with these transactions were included in Selling, General and Administrative Expenses in the Consolidated Statements of Operations.

The Company has authorized 150,000,000 shares of Common Stock, $0.01 par value per share, of which 4,437,346 and 3,854,400 shares were issued and outstanding as of December 31, 2012 and December 31, 2011, respectively.

February 2010 Financing

On February 4, 2010, the Company entered into a Common Stock and Warrant Purchase Agreement (the “February Agreement”) with certain strategic institutional and accredited investors in connection with the Company’s private placement (the “February Financing”) of shares of its Common Stock, at a price of $15.00 per share (the “February Shares”). Under the terms of the February Agreement, each investor received warrants to purchase a number of shares of Common Stock with an exercise price of $22.50 per share equal to fifty percent (50%) of the number of February Shares purchased by such investor (the “February Warrants”). The Company issued 163,374 shares of Common Stock and received gross proceeds of approximately $2,455,000 in connection with the February Financing. Total cost to issue the shares was $361,111 which included non-cash costs of $217,141.

Pursuant to the February Agreement, the Company issued an aggregate of 81,836 February Warrants to the investors and 12,890 warrants to the placement agent and its assignees. The February Warrants are immediately exercisable and expire no later than five (5) years from the date of issuance. The exercise price is subject to adjustment for stock splits, combinations or similar events. The February Warrants allow for cashless exercise. An exercise under the February Warrants may not result in the holder beneficially owning more than 4.99% or 9.99%, as applicable, of all of the Common Stock outstanding at the time; provided, however, that a holder may waive the foregoing provision upon sixty-one (61) days’ advance written notice to the Company.

November 2010 Financings

In November 2010, the Company initiated a private placement (the “November 2010 Financing”) of up to 120 units (each, a “Unit” and together, the “Units”) or partial Units at a price per Unit of $25,000. Each Unit consists of (i) 2,500 shares of Common Stock, (ii) Series 1 warrants to purchase 1,250 shares of the Company’s Common Stock with an exercise price of $15.00 per share (the “Series 1 Warrants”), and (iii) Series 2 warrants to purchase 1,250 shares of Common Stock with an exercise price of $25.00 per share (the “Series 2 Warrants”).

Through December 31, 2010, the Company had entered into subscription agreements with certain strategic institutional and accredited investors in connection with the November 2010 Financing for a total of 68.8 units. The Company received gross proceeds from these subscriptions in the amount of $1,720,000. The Company received proceeds of $100,000 in the form of extinguishment of a Short-Term Note issued by the Company on September 28, 2010, which included principal and interest. Additionally, the Company had received a commitment for an additional 11.4 Units for which the expected proceeds of $285,000 had not been received as of December 31, 2010.  This was treated as a stock subscription receivable as of December 31, 2010. The proceeds of $285,000 were received and stock issued in January and February 2011.

As of December 31, 2010, the Company issued an aggregate of 172,000 shares of Common Stock and under commitments for an additional 11.4 Units was obligated to issue an additional 28,500 shares and an aggregate of 100,250 Series 1 Warrants and 100,250 Series 2 Warrants to the investors. These warrants are immediately exercisable and expire three years after issuance. The exercise price is subject to adjustment for stock splits, combinations or similar events. An exercise under these warrants may not result in the holder beneficially owning more than 4.99% or 9.99%, as applicable, of all of the Common Stock outstanding at the time; provided, however, that a holder may waive the foregoing provision upon sixty-one (61) days’ advance written notice to the Company.

In 2011, the Company entered into a subscription agreement with certain strategic institutional and accredited investors in connection with the November 2010 Financing for a total of 35.66 Units. The Company received proceeds from these subscriptions in the amount of $891,500, which included proceeds of $25,000 in the form of extinguishment of a 2010 Short Term Promissory Note issued by the Company on September 24, 2010. Pursuant to these November 2010 Financing closings that occurred in 2011, the Company issued an aggregate of 44,575 Series 1 Warrants and 44,575 Series 2 Warrants to the investors.

Placement Agent Arrangements for 2010 Financings

On June 30, 2009, the Company entered into an engagement letter with Burnham Hill Partners LLC (“Burnham”) pursuant to which Burnham provided placement agent services to the Company in connection with the Series B Financing. The Company agreed to pay Burnham (a) a cash fee of $200,000 (the “Series B Fee”) which was due and payable upon the earlier of (i) the Company having a net cash balance in excess of $2,000,000 or (ii) October 1, 2009; and (b) warrants to acquire 40,000 shares of Common Stock, with a term of five years, an exercise price per share equal to 105% of the closing bid price of our Common Stock on June 30, 2009.

On September 30, 2009, the Company and Burnham entered into a letter agreement (the “Burnham Letter”) extending the due date of the Series B Fee. The Letter provides that the Fee is due and payable by the Company upon the earlier of (i) the Company having a cash balance in excess of $2,000,000 or (ii) March 31, 2010.

On March 16, 2010, Burnham LLC agreed that the Company does not owe Burnham any fees that may have been payable pursuant to any and all previous agreements between Burnham and the Company. Accordingly, the Company recorded a gain on extinguishment of financing fee payable of $200,000 in 2010.

On February 4, 2010, the Company entered into an engagement letter with Burnham pursuant to which Burnham provided placement agent services to the Company in connection with the February Financing.  The Company agreed to pay Burnham for its services as follows: (a) a cash fee equal to seven percent (7%) of the gross cash proceeds received by the Company in connection with the February Financing from investors Burnham directly introduced to the February Financing; and (b) warrants to acquire a number of shares of Common Stock equal to 10% of the number of Shares issued to the investors directly introduced to the February Financing by Burnham at a per share exercise price equal to the exercise price of the Warrants and with such other terms and conditions as are equal or substantially similar to those included in the Warrants.  The Company also agreed to pay Burnham’s reasonable out of pocket expenses incurred in connection with the February Financing in an amount not to exceed $5,000.  Burnham received a cash placement fee of $29,925 and the Company issued to Burnham and/or its designees and assignees warrants to purchase 2,850 shares of Common Stock. The fair value of these warrant shares was determined to be approximately $48,000 as of February 3, 2010 which was recorded as both a debit and credit to additional paid-in capital as a stock issuance cost.

On February 4, 2010, the Company entered into an engagement letter with Boenning & Scattergood, Inc. (“Boenning”) pursuant to which Boenning provided placement agent services to the Company in connection with the February Financing.  The Company agreed to pay Boenning for its services as follows: (a) a cash fee equal to seven percent (7%) of the gross cash proceeds received by the Company in connection with the February Financing from investors Boenning directly introduced to the February Financing; and (b) warrants to acquire a number of shares of Common Stock equal to 10% of the number of shares of Common Stock issued to the investors directly introduced to the February Financing by Boenning at a per share exercise price equal to the exercise price of the Warrants and with such other terms and conditions as are equal or substantially similar to those included in the Warrants.  The Company also agreed to pay Boenning’s reasonable out of pocket expenses incurred in connection with the February Financing in an amount not to exceed $5,000. Boenning received a cash placement fee of $110,410 and the Company issued to Boenning and/or its designees and assignees warrants to purchase 10,040 shares of Common Stock. The fair value of these warrant shares was determined to be approximately $169,000 as of February 3, 2010 which was recorded as both a debit and credit to additional paid-in capital as a stock issuance cost.

On September 15, 2010, the Company retained LifeTech Capital, a division of Aurora Capital, LLC (“LifeTech”), as a placement agent.  The Company agreed to pay LifeTech for its services as follows: (a) a cash fee equal to seven percent (7%) of the gross cash proceeds in excess of $150,000 received by the Company in connection with the November 2010 Financing from investors introduced to the November 2010 Financing by LifeTech; and (b) warrants to acquire a number of shares of Common Stock equal to 10% of the securities sold to investors introduced to the November 2010 Financing by LifeTech.  The warrants are identical to those issued to the investors in the November 2010 Financing, except that they include a cashless exercise provision.  LifeTech also received an up-front cash fee of $10,000 for financial advisory services.  In connection with the November 2010 Financing, the Company paid cash fees of $8,750 and $7,875 in 2010 and 2011, respectively, and issued LifeTech warrants to purchase 1,375 shares of Common Stock at an exercise price of $15.00 per share and 1,375 shares of Common Stock at an exercise price of $25.00 per share with a combined fair value of approximately $25,000 which was recorded as non-cash stock issuance cost in 2010. The Company issued LifeTech warrants to purchase 563 shares of Common Stock at an exercise price of $15.00 per share and warrants to purchase 563 shares of Common Stock at an exercise price of $25.00 per share, for a combined fair value of approximately $11,000 which was recorded as a non-cash stock issuance cost in 2011.

On December 29, 2010, the Company also retained Monarch Capital Group, LLC (“Monarch”) as a placement agent.  The Company agreed to pay Monarch for its services as follows: (a) a cash fee equal to seven percent (7%) of the gross cash proceeds received by the Company in connection with the November 2010 Financing from investors introduced to the November 2010 Financing by Monarch; and (b) warrants to acquire a number of shares of Common Stock equal to 10% of the securities sold to investors introduced to the November 2010 Financing by Monarch.  The warrants are identical to those issued to the investors in the November 2010 Financing.  The Company paid cash fees to Monarch of $29,750 and $19,250 in 2010 and 2011, respectively. The Company has issued Monarch warrants to purchase 2,125 shares of Common Stock at an exercise price of $15.00 per share and 2,125 shares of Common Stock at an exercise price of $25.00 per share pursuant to this arrangement with a combined fair value of approximately $42,000 which was recorded as non-cash stock issuance cost in 2010. The Company issued Monarch warrants to purchase 1,375 shares of Common Stock at an exercise price of $15.00 per share and warrants to purchase 1,375 shares of Common Stock at an exercise price of $25.00 per share, for a combined fair value of approximately $30,000 which was recorded as a non-cash stock issuance cost in 2011.

December 2011 Financing

On December 5, 2011, the Company entered into purchase agreements with certain strategic investors relating to the issuance and sale of an aggregate of 239,895 shares of Common Stock, par value $0.01, and warrants to purchase an aggregate of  95,959 shares of Common Stock. The Common Stock and warrants to purchase Common Stock were sold in units, with each unit consisting of (i) one share of Common Stock and (ii) a warrant to purchase 0.4 of a share of Common Stock, at a public offering price of $22.50 per unit. The warrants will become exercisable six months after the date of issuance at an exercise price of $30.00 per share, and will expire three years from the date of issuance. The Company issued 239,895 shares on December 7, 2011, raising $5,397,625.

December 2012 Financings

On December 19, 2012, the Company entered into Stock Purchase Agreements with accredited investors pursuant to which the Company issued and sold an aggregate of 40,000 shares of the Company’s Common Stock at a purchase price of $8.00 per share, for aggregate consideration of $320,000 in cash.

On December 20, 2012, the Company entered into an underwriting agreement (the “Underwriting Agreement”) with Aegis Capital Corp. with respect to the issuance and sale of an underwritten public offering by the Company of 320,000 shares of the Company’s Common Stock, at a price to the public of $9.50 per share with a 45-day option to purchase up to an additional 48,000 shares. The Underwriting Agreement contains customary representations, warranties and agreements by the Company, customary conditions to closing, indemnification obligations of the Company and the Underwriters, including for liabilities under the Securities Act of 1933, as amended (the “Securities Act”), other obligations of the parties and termination provisions.

The net proceeds to the Company, after deducting the underwriting discount and other offering expenses payable by the Company, from the sale of 368,000 shares (including 48,000 shares sold pursuant to the over-allotment option) in the offering were approximately $3,036,000. The Company expects to use the net proceeds of the offering for general corporate purposes, including manufacturing ‘get ready’ and key equipment purchases; planned clinical trial expenses; sales and marketing channel preparations; European operations planning; other research and development expenses and general and administrative expenses.

January 2013 Financing (Subsequent Event)

On January 31, 2013 and February 1, 2013, the Company entered into underwriting agreements (collectively, the “Underwriting Agreements”) with Aegis Capital Corp. as a representative of both underwriters (collectively, the “Underwriters”), with respect to the issuance and sale in an underwritten public offering by the Company of an aggregate 1,363,334 shares of the Company’s Common Stock, at a price to the public of $7.50 per share with a 45-day option to purchase up to an additional 204,500 shares. The Underwriting Agreements contain customary representations, warranties and agreements by the Company, customary conditions to closing, indemnification obligations of the Company and the Underwriters, including for liabilities under the Securities Act of 1933, as amended, other obligations of the parties and termination provisions.

The net proceeds to the Company, after deducting the underwriting discount and other offering expenses payable by the Company, from the sale of 1,567,834 shares (including 204,500 shares sold pursuant to the over-allotment option) in the offering were approximately $10,666,000. At the time of the offering, the Company expected to use a portion of the net proceeds of the offering to pay off the Notes issued to Platinum-Montaur Life Sciences, LLC in connection with the $20 million non-revolving draw credit facility with Platinum-Montaur Life Sciences, LLC. The Notes were scheduled to mature on August 31, 2017. As of March 1, 2013, the entire balance under the Notes was $113,366, which included $3,000,000 of principal and $113,366 of accrued and unpaid interest. See Note 6 for the subsequent repayment of this debt on March 1, 2013.

Stock Issued in Exchange for Services

During the years ended December 31, 2012, 2011 and 2010, the Company issued 9,534, 13,800 and 26,500 shares of Common Stock, respectively, with a fair value of $153,464, $449,000 and $466,000, respectively, to vendors in exchange for their services. The Company recorded expense related to these issuances, which represents the fair value of the related stock at the time of issuance, to Selling, General and Administrative expense.